Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash provided by (used in):
Net income	$ 28,458	$ 39,748
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	4,413	(268)
Stock-based compensation	81	348
Income tax provision	13,035	15,045
Interest income	(295,680)	(285,419)
Interest expense	179,512	182,764
Impairment of assets	0	415
Amortization	3,101	2,634
Accretion of discount on securities	(150)	(373)
Foreign exchange rate change on assets and liabilities	3,061	(1,560)
Interest received	293,416	276,883
Interest paid	(186,917)	(167,657)
Income taxes paid	(14,429)	(19,719)
Credit assets	(829,788)	(307,844)
Deposits	723,842	523,278
Change in other assets and liabilities	122,496	14,430
Cash flows from (used in) operating activities	44,451	272,705
Acquisition of Stearns Bank Holdingford N.A., net of cash acquired	0	(12,116)
Foreign exchange forward settlement	(5,315)	0
Sale of securities	218,527	(126,889)
Purchase of property and equipment	(954)	(18,578)
Cash flows from (used in) investing activities	212,258	(157,583)
Financing:
Issuance of common shares, net of issue costs	114,772	607
Purchase and cancellation of common shares	(9,127)	0
Redemption of subordinated notes payable (note 12)	0	(5,000)
Redemption of preferred shares (note 14)	0	(14,615)
Dividends paid	(3,235)	(3,588)
Repayment of lease obligations	(367)	(736)
Cash flows from (used in) financing activities	102,043	(23,332)
Change in cash	358,752	91,790
Effect of exchange rate changes on cash	(2,296)	1,222
Cash, beginning of year	225,254	132,242
Cash, end of year	$ 581,710	$ 225,254